Income Taxes (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax benefit at statutory rate	$ (1,003,820)	$ (1,014,950)	$ (1,764,624)	$ (1,710,626)
Valuation allowance on net operating loss carryforwards	569,291	604,580	1,361,542	1,483,725
Stock-based compensation expense	191,900	138,500	492,000	298,819
Foreign investment losses	98,290	183,700	127,388	140,000
Amortization and depreciation expense	25,333	(25,600)	52,130	(40,100)
Accrued consulting expense			(138,000)
Unrealized exchange losses (gain)	(28,194)	87,267	(97,373)
Accrued payroll	75,900	(41,800)	(35,400)	(6,500)
Accrued R&D expense				(168,000)
Others	74,563	71,538	5,588	6,805
Tax expense at effective tax rate	$ 3,263	$ 3,235	$ 3,251	$ 4,123